Employee Benefits - Summary of Plan Assets of Defined Contribution Plans (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Fair Value Of Plan Assets [Line Items]
Total Plan Assets of Defined Contribution Plans	₱ 251	₱ 238	₱ 273
Smart And Subsidiaries
Disclosure Of Fair Value Of Plan Assets [Line Items]
Plan Assets of Defined Benefit Pension Plans	3,728	3,123
Employee’s share, forfeitures and mandatory reserve account	866	709
Total Plan Assets of Defined Contribution Plans	2,862	2,414
Smart And Subsidiaries | Non-current financial assets [member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Plan Assets of Defined Benefit Pension Plans	3,567	2,885
Smart And Subsidiaries | Non-current financial assets [member] | Domestic Fixed Income Investment [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Plan Assets of Defined Benefit Pension Plans	1,721	1,390
Smart And Subsidiaries | Non-current financial assets [member] | International Equities Investment [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Plan Assets of Defined Benefit Pension Plans	557	475
Smart And Subsidiaries | Non-current financial assets [member] | Domestic Equities Investment [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Plan Assets of Defined Benefit Pension Plans	555	379
Smart And Subsidiaries | Non-current financial assets [member] | Philippine Foreign Currency Bonds Investment [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Plan Assets of Defined Benefit Pension Plans	373	478
Smart And Subsidiaries | Non-current financial assets [member] | International Fixed Income Investment [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Plan Assets of Defined Benefit Pension Plans	361	163
Smart And Subsidiaries | Current Financial Assets [member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Plan Assets of Defined Benefit Pension Plans	161	238
Smart And Subsidiaries | Current Financial Assets [member] | Cash and Cash Equivalent [member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Plan Assets of Defined Benefit Pension Plans	153	237
Smart And Subsidiaries | Current Financial Assets [member] | Receivables [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Plan Assets of Defined Benefit Pension Plans	₱ 8	₱ 1